ORGANIZATION - FINANCIAL INFORMATION (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Organization
Pledge or collateralization of assets						¥ 0
Current assets:
Cash and cash equivalents		$ 5,982				41,127,000		¥ 106,708,000
Accounts receivable (net of allowance for doubtful accounts of RMB80,612 and RMB80,484 (US$11,706) as of December 31, 2017 and 2018, respectively)		30,612				210,476,000		161,043,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		11,979			¥ 63,921,000	82,366,000	$ 11,824	81,301,000
Prepaid expenses and other current assets		24,672				169,635,000		212,984,000
Amounts due from subsidiaries held for sale		392				2,698,000		2,025,000
Total current assets		147,006				1,010,747,000		1,064,491,000
Non-current assets:
Property and equipment, net		60,369				415,067,000		53,326,000
Intangible assets, net		21				143,000		165,000
Long term investments		4,385				30,148,000		30,148,000
Long term deposits and other non-current assets		9,935				68,312,000		8,651,000
Total non-current assets		121,463				835,122,000		541,544,000
Current liabilities:
Short-term borrowings		2,014				13,850,000		9,960,000
Accounts payable		49,344				339,263,000		367,924,000
Accrued employee benefits		5,352				36,794,000		44,465,000
Accrued expenses and other payables		6,927				47,634,000		39,282,000
Other payables		204,184				1,403,854,000		1,254,375,000
Income tax payable		12,366				85,025,000		78,337,000
Amounts due to subsidiaries held for sale		107				737,000		737,000
Current portion of capital lease obligations		2,952				20,299,000		42,735,000
Deferred government grant		247				1,696,000		13,000,000
Total current liabilities		293,152				2,015,567,000		1,887,363,000
Non-current liabilities:
Non-current portion of capital lease obligations		6,015				41,359,000		1,421,000
Deferred government grant		2,087				14,350,000		6,580,000
Total non-current liabilities		53,854				370,280,000		219,579,000
Net revenues
-Third party customers		2,334	¥ 16,046,000	¥ 19,580,000
Net (loss)/profit		(3,754)	(25,813,000)	(371,166,000)	(914,253,000)
Net cash provided by /(used in) operating activities		(6,059)	(41,659,000)	(99,039,000)	(187,180,000)
Net cash used in investing activities		(23,389)	(160,811,000)	(89,295,000)	(202,390,000)
Net cash used in financing activities		20,449	140,596,000	149,007,000	(84,645,000)
Consolidated Variable Interest Entity (VIEs)
Current assets:
Cash and cash equivalents		2,117				14,557,000		27,113,000
Restricted cash		461				3,169,000
Accounts receivable (net of allowance for doubtful accounts of RMB80,612 and RMB80,484 (US$11,706) as of December 31, 2017 and 2018, respectively)		10,595				72,844,000		76,359,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		11,706				80,484,000		80,612,000
Prepaid expenses and other current assets		1,849				12,711,000		45,007,000
Amounts due from inter-companies		1,392				9,572,000		185,801,000
Total current assets		16,414				112,853,000		334,280,000
Non-current assets:
Property and equipment, net		333				2,291,000
Intangible assets, net		5				35,000
Long term investments		1,469				10,103,000		10,103,000
Long term deposits and other non-current assets		686				4,711,000		7,345,000
Total non-current assets		2,493				17,140,000		17,448,000
TOTAL ASSETS		18,907				129,993,000		351,728,000
Current liabilities:
Short-term borrowings								9,960,000
Accounts payable		46,100				316,963,000		353,133,000
Accrued employee benefits		3,621				24,898,000		32,783,000
Accrued expenses and other payables		5,660				38,915,000		29,728,000
Other payables		2,192				15,072,000		15,547,000
Income tax payable		1,599				10,991,000		10,455,000
Amounts due to inter-companies	[1]	38,332				263,551,000		499,375,000
Amounts due to subsidiaries held for sale		107				737,000		737,000
Current portion of capital lease obligations		187				1,284,000		42,735,000
Deferred government grant		247				1,696,000		13,000,000
Total current liabilities		98,045				674,107,000		1,007,453,000
Non-current liabilities:
Non-current portion of capital lease obligations		0				0		1,421,000
Deferred government grant		2,087				14,350,000
Total non-current liabilities		2,087				14,350,000		8,002,000
Total liabilities		100,132				¥ 688,457,000		¥ 1,015,455,000
Net revenues
-Third party customers		50,048	344,108,000	479,012,000	658,475,000
-Inter-companies		72,579	499,017,000	342,035,000	321,161,000
Net (loss)/profit		$ 15,319	¥ 105,324,000	¥ (88,547,000)	¥ (627,544,000)

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.